STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
7. STOCK BASED COMPENSATION

Under the terms of the Company’s employment agreement with the Chief Executive Officer, Prateek Dwivedi, and the Chief Technology Officer, Dave Goyette, Mr. Dwivedi and Mr. Goyette received during the year a grant of stock options to purchase up to 1,404,118 and 707,415, respectively (2016 - 2,808,359 & nil ) shares of the Company’s common stock at a price of $0.50 and $0.08 per share. The Option Shares vested rateably over 12 months and 24 months respectively at the date of issuance.

Summary Stock Compensation Table

The following table sets forth the Company’s paid or accrued stock compensation expense to its officers, directors, employees and contractors.

	Stock Awards	Stock Options Awards	Non-Vested Stock Awards	Securities Underlying Non-Vested Stock	Total
Year ended December 31, 2016	$-	$-	$-	2,808,359	$-
Year ended December 31, 2017	$-	$-	$-	2,111,533	$-

A Summary of the status of the Company’s option grants as of December 31, 2017 and 2016 and the changes during the periods then ended is presented below:

	Shares	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Outstanding December 31, 2015	8,200,000	$0	6.0	-
Granted	2,808,359	-	5.0	-
Exercised	(8,200,000)	-	4.0	-
Forfeited	-	-	-	-
Outstanding December 31, 2016	2,808,359	$-	5.0	$-
Granted	2,111,533	$0.17	5.0	-
Exercised		$-	-	-
Forfeited	-	-	-	-
Outstanding December 31, 2017	4,919,892	$-	5.0	$-

The weighted average fair value at the grant date for options during the years ended December 31, 2017 and 2016 was estimated using the Black-Scholes option valuation model with the following inputs:

	2017	2016
Average expected life in years	5	5
Average risk-free interest rate	2.20%	5.00%
Average volatility	253%	100%
Dividend yield	0%	0%

Risk-free interest rates for the options were taken from the 5 year federal treasury rate at December 31, 2017. The expected volatility was based on historical data and other relevant factors such as capital structure and the nature of the Company as a development stage company.

In calculating the expected life of stock options, the Company determines the amount of time from grant date to expected contractual term date for vested options. In developing the expected life assumption, all amounts of time are weighted by the number of underlying options.

A summary of the status of the Company’s vested and non-vested option grants at December 31, 2017 and December 31, 2016 and the weighted average grant date fair value is presented below:

2017	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	3,410,191	$0.14	$476,080
Non-vested	1,509,701	$0.14	$211,706
Total	4,919,892	$0.14	$687,786

2016	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Grant Date Fair Value
Vested	2,808,359	$0.12	$73,435
Non-vested	-	0.00	$0
Total	2,808,359	$0.12	$73,435

Warrants Issued

The following table reflects a summary of Common Stock warrants outstanding and warrant activity during 2017 and 2016:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Term (Years)
Warrants outstanding at December 31, 2015	7,946,210	-	-
Granted during the year	12,645,476	$0.0818	4.55
Exercised during the year	-	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2016	20,591,686	-	-
Granted during the year	5,433,230	$0.0818	4.50
Exercised during the year	13,330,539	-	-
Forfeited during the year	-	-	-
Warrants outstanding at December 31, 2017	12,694,377	$0.0818	4.50

The Common stock warrants expire in the years ended December 31 as follows:

Year	Amount

2018	-
2019	-
2020	7,946,210
2021	4,748,167
2022	-
12,694,377

In the Company’s registered public offering in June 2016, purchasers of 8,086,796 common shares were issued warrants to purchase 8,086,796 common shares. The warrants entitle the holder to purchase the Company’s common shares at a purchase price of $0.0818 per share for up to a period of five years from the date of issuance. After six months from the date of issuance, the holders of the warrants, at their option, may exercise their warrants using a cashless exercise. An aggregate of warrants to purchase 11,393,643 common shares were issued in the registered public offering. The value of Warrant expense recognized during the year ended December 31, 2017, was $2,745,730. (2016 - $ 301,606).

The Company estimates the fair value of warrants using the Black-Scholes pricing model with the following inputs:

	2017	2016

Average expected life in years	4.5	5.0
Average risk-free interest rate	2.20%	5.0%
Average volatility	253%	100%
Dividend yield	0%	0%